Offerings	Jul. 08, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-292492
Carry Forward Initial Effective Date	Jan. 09, 2026
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-292492
Carry Forward Initial Effective Date	Jan. 09, 2026
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-292492
Carry Forward Initial Effective Date	Jan. 09, 2026
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-292492
Carry Forward Initial Effective Date	Jan. 09, 2026
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 7,738,477.65
Carry Forward Form Type	S-3
Carry Forward File Number	333-292492
Carry Forward Initial Effective Date	Jan. 09, 2026
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,068.68
Offering Note	(3) On December 30, 2025, the registrant filed a Registration Statement on Form S-3 (File No. 333-292492) (the "Prior Registration Statement") with the Securities and Exchange Commission ("SEC"). The Prior Registration Statement was declared effective by the SEC on January 9, 2026. On February 25, 2026, the registrant filed a prospectus supplement pursuant to Rule 424(b)(5) to register the issuance of 3,505,855 shares of the registrant's common stock, par value $0.001 per share ("Common Stock"), pre-funded warrants to purchase up to 952,881 shares of Common Stock and up to 952,881 shares of Common Stock underlying the pre-funded warrants for a total price to the public of $12,261,524. The pre-funded warrants had an exercise price of $0.001 per share. On May 18, 2026, the registrant filed a prospectus supplement pursuant to Rule 424(b)(5) to register the issuance of 3,220,961 shares Common Stock, pre-funded warrants to purchase up to 2,070,044 shares of Common Stock and up to 2,070,044 shares of Common Stock underlying the pre-funded warrants for a total price to the public of $29,999,998.35. The pre-funded warrants had an exercise price of $0.001 per share. As of the date hereof, the registrant has not sold any additional securities registered for sale pursuant to the Prior Registration Statement. The registrant is registering the offer and sale of the remaining $7,738,477.65 that has not been sold pursuant to the Prior Registration Statement (the "Unsold Securities") in addition to $67,261,522,35 of new securities. Pursuant to Rule 415(a)(6) under the Securities Act, the Unsold Securities are being carried forward and the filing fee previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities under this registration statement.
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 9
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 67,261,522.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,288.82
Offering Note	(1) There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, warrants to purchase common stock and preferred stock, and units comprised of one or more of the other securities that may be offered pursuant hereto to be sold by the registrant from time to time at unspecified prices which shall have an aggregate initial offering price not to exceed $75,000,000. The securities registered for sale also include such indeterminate number of shares of common stock and preferred stock as may be issued upon conversion of or exchange for preferred stock, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) The proposed maximum offering price per share will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.